[LOGO] SouthTrust
       Vulcan
       Funds

Treasury Obligations
Money Market Fund
--------------------
Bond Fund
---------
Stock Fund
----------
Income Fund
-----------

Annual Report
April 30, 1998


PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report of the SouthTrust Vulcan Funds for the 12-month fiscal year reporting period from May 1, 1997 through April 30, 1998. This report begins with an investment review of the economy and developments in the financial markets over the reporting period. Next, you will find a complete listing of investments and financial statements for the SouthTrust Vulcan Treasury Obligations Money Market Fund, the SouthTrust Vulcan Bond Fund, the SouthTrust Vulcan Stock Fund, and the SouthTrust Vulcan Income Fund.

The highlights for each fund over the 12-month fiscal year reporting period are as follows:

SOUTHTRUST VULCAN TREASURY OBLIGATIONS MONEY MARKET
The portfolio of U.S. Treasury money market securities paid a dividend stream totaling $0.05 per share during the year. Total net assets in the fund reached $631.9 million at the end of the reporting period.*


SOUTHTRUST VULCAN BOND FUND
This fund's diversified portfolio of corporate and government bonds paid income distributions totaling $0.60 per share, which contributed to a total return of 10.80% (6.93% taking into account the fund's sales charge).** Also contributing to the total return was a net asset value increase of $0.45 per share. Total net assets in the fund passed the $100 million mark, reaching $114.7 million at the end of the reporting period.

SOUTHTRUST VULCAN STOCK FUND

In a favorable yet volatile environment for stocks, Vulcan Stock Fund produced a total return of 36.39% (30.29% taking into account the fund's sales charge).** Contributing to the total return was a $3.24 increase in net asset value per share, $0.15 per share in dividends and $2.02 per share in capital gains. Total net assets surpassed the $400 million mark, reaching $412.9 million at the end of the reporting period.

SOUTHTRUST VULCAN INCOME FUND

SouthTrust Vulcan Income Fund, a diversified portfolio of income-producing investments, paid dividends totaling $0.58 per share, which contributed to a total return of 7.46% (3.71% taking into account the fund's sales charge).** Also contributing to the total return was a net asset value increase of $0.13 per share. Total net assets in the fund reached $40.0 million at the end of the reporting period.

Thank you for pursuing your financial goals through the professional management and diversification of the SouthTrust Vulcan Funds. We look forward to keeping you up-to-date on your progress.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
June 15, 1998

 * Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

**Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW
-------------------------------------------------------------------------------

It just keeps getting better! We, like many investment managers, believed the ideal environment in 1997 was about as good as it could get for investors. The surprising strength in the U.S. economy and the further reduction of the inflation rate thus far in 1998 have forced those views to be reevaluated. While the non-inflationary growth we are experiencing should, in theory, be ideal for bonds and stocks, investors' attention has been focused almost exclusively on stocks. The strong domestic economy has kept alive questions of whether or not the Federal Reserve Board (the "Fed") will raise interest rates. The normal inflation concerns that result from faster than expected economic growth appear to have placed a floor under interest rates, keeping them higher than typical analysis might suggest they should be.

ECONOMIC PERSPECTIVE

The current U.S. economic expansion is now the third longest in history, with no sign of an end in sight. Inflation has never been this low at such an advanced stage of a cycle. In the two economic expansions that lasted longer than this one (1961-1969 and 1982-1990), inflation began to accelerate by the fifth year. So far in the 1990's though, inflation has actually declined in six of the last seven years. This is due mostly to lower energy prices, the globalization of U.S. markets, sweeping technological improvements throughout the economy, and increased productivity by the labor markets.

The dramatic returns in the U.S. stock market have probably been the primary reason for the economic strength we are experiencing. Consumers feel confident and are spending some of their new-found wealth. Housing has been especially strong. Even the very weak economies of Southeast Asia have not yet been able to put a damper on our party.

What should investors be concerned about? The biggest worry is that the Fed becomes so concerned about the rapid growth and developing inflationary pressures, that they raise short-term interest rates. Historically, such an action tends to be negative for bonds and stocks. A second concern is that inflationary pressures are building, but are not yet obvious. If inflation does reverse course and trend higher, the change would most likely also hurt both bond and stock prices. The third concern is that the economy slows so much that it puts enough pressure on corporate profits that stocks lose their earning support and sell-off. Such weakness should tend to be positive for bonds. Interestingly, earnings growth has slowed dramatically this year, and so far stock investors do not seem to care.

FIXED-INCOME MARKET

Are U.S. bonds one of the most attractive investments in the world? The answer will be determined by the actions of the Fed, the direction of inflation, and the movement of the stock market. Unfortunately, such events are impossible to predict.

The Fed does appear to be increasingly concerned about the strong U.S. economy and the likelihood of developing inflationary pressures. There are also indications that they have become concerned about financial inflation, and that they may want to take actions to prevent stock market speculation. Whether or not the Fed raises short-term interest rates is anyone's guess. Our view is that Fed action is unnecessary as the domestic economy should eventually slow on its own, especially given the weakness in Asian economies.


Inflation, however, is another issue. The tight labor market and early signs of building cost pressures must continue to be offset by productivity improvements. Labor costs contribute about two-thirds of inflation and are definitely putting upward pressure on costs. It is impossible to predict whether or not higher productivity will offset these pressures. Our view is that inflation is not yet a problem, but there are some awfully smart economists and strategists who disagree with this viewpoint.

The one issue that is less debatable is that real interest rates (interest rate returns above inflation) are at historically high levels. If the Fed does not raise short-term interest rates and inflation does not accelerate, bonds are likely to perform very well. For now, investors still have a strong preference for stocks, which by itself will keep downward pressure on bond returns.

As we said last year, "The weak bond market and benign inflation have resulted in high real interest rates (nominal rates less inflation) that make bonds look quite attractive. Most quantitative measures of the relative attractiveness between bonds and stocks now favor bonds. History supports the importance of a balanced portfolio, including bonds and stocks, to provide a defensive hedge during periods of stock market volatility. Although no one knows for certain when bonds will once again provide attractive investment returns, their importance as part of a prudent investment portfolio could easily surface during the next year."

The only comment we would add this year is that traditional risk-adjusted analysis tends to suggest that U.S. bonds may be one of the most attractive investments in the world. This could make the potential benefits of a well-diversified balanced portfolio more important than ever.

Our family of funds includes fixed-income offerings designed to meet a variety of needs. The investment objective of the SOUTHTRUST VULCAN BOND FUND is to provide a level of total return consistent with a portfolio of high-quality debt securities. The weighted-average maturity of the fund's holdings will generally be between 5-10 years, but may be longer when bonds are considered to be particularly attractive. The fund's average maturity is adjusted based upon anticipated market conditions. Since we believe bonds are becoming increasingly attractive, we have generally used any weakness in bond prices to lengthen duration and maturity. Our focus is on high-quality securities likely to perform best if the economy slows, raising credit concerns. We are positioning the fund's portfolio for shareholders to potentially benefit from interest rates moving lower over the next year.

Meanwhile, the SOUTHTRUST VULCAN INCOME FUND invests in short and intermediate maturity bonds and notes with an investment objective of providing current income. The fund will pursue this objective while attempting to minimize principal volatility. The fund invests in a portfolio of high-quality debt securities with a weighted-average maturity of between 1 1/2 and 5 years. Here again, we have tended to extend maturities within our target range, but with an effort to maximize current income potential.

For those desiring income and safety without price volatility, the objective of the SOUTHTRUST VULCAN TREASURY OBLIGATIONS MONEY MARKET FUND is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.* The fund invests solely in direct obligations of the U.S. Treasury, consisting of Treasury bills and notes and repurchase agreements collateralized by direct Treasury obligations. All securities acquired will have remaining maturities of thirteen months or less, and the dollar-weighted average portfolio maturity of the fund will not exceed 90 days. The yield of the fund is affected by changes in short-term interest rates.

 * Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.


EQUITY REVIEW

The U.S. stock market stagnated in the later part of 1997, and even started this year on a weak note, but the bulls ultimately prevailed. A strong surge beginning in late January moved stocks to new high after new high. The power of the move went a long way toward calming investor concerns and showed once again that the course of least resistance for stocks is still up. Even all-time record valuations on almost every known measurement and a dramatic slow- down in earnings growth have not tempered investors' enthusiasm.

As we indicated in last year's report, "despite concerns we may have, the simple truth is that the equity environment has rarely been better. A surprisingly strong economy, without serious inflationary pressures and with few of the normal excesses that usually lead to recession, creates a very favorable backdrop for stocks. We see no reason to expect the environment to change materially any time soon. So, while your SOUTHTRUST VULCAN STOCK FUND portfolio managers are cautious, we also know enough, having experienced many market cycles, not to fight this powerful bull market. We have not raised a significant cash position, and do not plan to do so. Our constant search is for solid companies with attractive earnings growth prospects that are not fully reflected in their stock's price."

Ironically, these same value disciplines are now uncovering some of the most attractive opportunities in stocks that we have found in several years. The market's single-minded focus on a limited number of very large growth stocks has left many companies out-of-favor and attractively valued relative to the overall market. We believe opportunities have presented themselves in industries as diverse as oil-service to selected technology stocks. Even some multi-industry and out of favor consumer staple stocks are now beginning to offer good value. There-in lies the irony. As with most investors who survived the 1973-74 bear market, we are concerned about the current high level of investor confidence and excessively optimistic expectations that have resulted in valuation levels on stocks never before seen. Yet, we also recognize that the United States is undergoing a powerful demographic shift to an older, more savings-and-investment oriented society. This shift is clearly a factor which is helping to fuel impressive equity returns. Given our recognition of the major secular changes that are lending support to stocks, and despite our serious valuation concerns about the overall equity market, we are having no trouble finding individual stocks that appear to offer attractive total return potential.

Once again, we thank you for your continued confidence in our management and look forward to serving you during the next year.

SHAREHOLDER MEETING RESULTS
--------------------------------------------------------------------------------

A Special Meeting of the shareholders of SouthTrust Vulcan Funds was held on March 20, 1998. On February 9, 1998, the record date for determination of shareholders entitled to vote at the meeting, there were 546,491,011 total outstanding shares. The following item was considered by shareholders and the results of their voting is as follows:


AGENDA ITEM
-----------

1. To elect two Trustees of the Company to serve until the election and qualification of their successors.

                             FOR         AGAINST     WITHHOLD AUTHORITY TO VOTE
                         -----------     -------     --------------------------
Thomas M. Grady          285,472,319         0                 1,664
Billy L. Harbert, Jr.    285,472,319         0                 1,664


SOUTHTRUST VULCAN BOND FUND
-------------------------------------------------------------------------------

           GROWTH OF $10,000 INVESTED IN SOUTHTRUST VULCAN BOND FUND

   The graph below illustrates the hypothetical investment of $10,000 in the
     SouthTrust Vulcan Bond Fund (the "Fund") from May 8, 1992, (start of performance) to April 30, 1998, compared to the Lehman Brothers Intermediate
                    Government/Corporate Index ("LBIG/C")+

                             [GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX A.1]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge=$9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBIG/C has been adjusted to reflect reinvestment of dividends on securities in the index.

 +The LBIG/C is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

++Total return quoted reflects all applicable sales charges and contingent deferred sales charges. Subsequent to March 1, 1996, the sales charge on the SouthTrust Vulcan Bond Fund has been changed to 3.50%.

SOUTHTRUST VULCAN STOCK FUND
-------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTED IN SOUTHTRUST VULCAN STOCK FUND

   The graph below illustrates the hypothetical investment of $10,000 in the
     SouthTrust Vulcan Stock Fund (the "Fund") from May 8, 1992, (start of performance) to April 30, 1998, compared to the Standard & Poor's 500 Index
                                 ("S&P 500")+

               [GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX A.2]


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge=$9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

 +The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

++Total return quoted reflects all applicable sales charges and contingent deferred sales charges. On March 1, 1996 the sales charge for SouthTrust Vulcan Stock Fund changed to 3.50%. The total returns and graph above are based on the original sales charge of 4.50%. Effective July 1, 1996, the sales charge for SouthTrust Vulcan Stock Fund was changed back to 4.50%.



SOUTHTRUST VULCAN INCOME FUND
-------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTED IN SOUTHTRUST VULCAN INCOME FUND

   The graph below illustrates the hypothetical investment of $10,000 in the SouthTrust Vulcan Income Fund (the "Fund") from January 10, 1996, (start of performance) to April 30, 1998, compared to the Merrill Lynch
            Corporate/Government 1-5 Year Index ("MLC/G 1-5")+

               [GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX A.3]


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.50% ($10,000 investment minus $350 sales charge=$9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The MLC/G 1-5 has been adjusted to reflect reinvestment of dividends on securities in the index.

 +The MLC/G 1-5 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

     ++Total return quoted reflects all applicable sales charges and contingent deferred sales charges.


SouthTrust Vulcan
Treasury Obligations Money Market Fund
Portfolio of Investments

U.S. TREASURY OBLIGATIONS--37.5%
 -------------------------------------------------------------
              U.S. TREASURY BILLS--35.1%
              ------------------------------------------------
 $ 20,000,000 5/21/1998                                          $ 19,944,333
              ------------------------------------------------
   25,000,000 6/4/1998                                             24,882,299
              ------------------------------------------------
   25,000,000 7/2/1998                                             24,783,000
              ------------------------------------------------
   45,000,000 7/23/1998                                            44,481,020
              ------------------------------------------------
   20,000,000 8/20/1998                                            19,691,975
              ------------------------------------------------
   20,000,000 8/27/1998                                            19,669,928
              ------------------------------------------------
   25,000,000 9/10/1998                                            24,539,833
              ------------------------------------------------
   25,000,000 10/1/1998                                            24,459,187
              ------------------------------------------------
   20,000,000 10/8/1998                                            19,548,889
              ------------------------------------------------   ------------
               Total                                              222,000,464
              ------------------------------------------------   ------------
              U.S. TREASURY NOTES--2.4%
              ------------------------------------------------
   15,000,000 6.250%, 7/31/1998                                    15,033,067
              ------------------------------------------------   ------------
               TOTAL U.S. TREASURY OBLIGATIONS                    237,033,531
              ------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENTS--58.9%
 -------------------------------------------------------------
  150,000,000 Barclays de Zoete Wedd Securities, Inc., 5.450%,
              dated 4/30/1998, due 5/1/1998                       150,000,000
              ------------------------------------------------
   30,000,000 Donaldson, Lufkin and Jenrette Securities Corp.,
              5.450%, dated 4/30/1998, due 5/1/1998                30,000,000
              ------------------------------------------------
              Dresdner Securities (USA), Inc., 5.480%, dated
  150,000,000 4/30/1998, due 5/1/1998                             150,000,000
              ------------------------------------------------
              Lehman Brothers, Inc., 5.500%, dated 4/30/1998,
   30,000,000 due 5/1/1998                                         30,000,000
              ------------------------------------------------
              Morgan Stanley Group, Inc., 5.300%, dated
   12,256,000 4/30/1998, due 5/1/1998                              12,256,000
              ------------------------------------------------   ------------
               TOTAL REPURCHASE AGREEMENTS                        372,256,000
              ------------------------------------------------   ------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(B)          $609,289,531
              ------------------------------------------------   ------------

(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($631,868,782) at April 30, 1998.

(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN BOND FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   ------------
 CORPORATE BONDS--36.9%
 --------------------------------------------------------------
            CHEMICALS--3.5%
            ---------------------------------------------------
 $2,000,000 Solutia, Inc., Note, 6.50%, 10/15/2002                $  2,013,180
            ---------------------------------------------------
  2,000,000 Praxair, Inc., Note, 6.15%, 4/15/2003                    1,988,960
            ---------------------------------------------------   ------------
             Total                                                   4,002,140
            ---------------------------------------------------   ------------
            COMMERCIAL SERVICES--1.8%
            ---------------------------------------------------
  2,000,000 Equifax, Inc., Sr. Note, 6.50%, 6/15/2003                2,011,230
            ---------------------------------------------------   ------------
            CONSUMER NON-DURABLES--2.2%
            ---------------------------------------------------
            Philip Morris Cos., Inc., Unsecd. Note, 7.125%,
  1,500,000 10/1/2004                                                1,549,227
            ---------------------------------------------------
            Philip Morris Cos., Inc., Unsecd. Note, 7.125%,
  1,000,000 12/1/1999                                                1,014,492
            ---------------------------------------------------   ------------
             Total                                                   2,563,719
            ---------------------------------------------------   ------------
            CONSUMER SERVICES--2.6%
            ---------------------------------------------------
  3,000,000 Service Corp. International, Note, 6.30%, 3/15/2003      2,999,706
            ---------------------------------------------------   ------------
            FINANCE--8.7%
            ---------------------------------------------------
  2,000,000 BB&T Corp., Sub. Note, 7.25%, 6/15/2007                  2,100,390
            ---------------------------------------------------
            Bank of New York Co., Inc., Sub. Note, 8.50%,
  2,500,000 12/15/2004                                               2,795,318
            ---------------------------------------------------
            Ford Motor Credit Corp., Unsecd. Note, 7.75%,
  2,500,000 10/1/1999                                                2,561,320
            ---------------------------------------------------
            Standard Credit Card Master Trust 1991-6, Class A,
  2,500,000 7.875%, 11/7/1998                                        2,527,313
            ---------------------------------------------------   ------------
             Total                                                   9,984,341
            ---------------------------------------------------   ------------
            PROCESS INDUSTRIES--4.6%
            ---------------------------------------------------
  5,000,000 Archer-Daniels-Midland Co., Deb., 7.125%, 3/1/2013       5,305,920
            ---------------------------------------------------   ------------
            TRANSPORTATION--1.0%
            ---------------------------------------------------
            Norfolk Southern Corp., Equip. Trust, Series C,
  1,000,000 7.75%, 8/15/2006                                         1,102,813
            ---------------------------------------------------   ------------
            UTILITIES--12.5%
            ---------------------------------------------------
            BellSouth Telecommunications, Inc., Deb., 7.00%,
  5,000,000 10/1/2025                                                5,250,465
            ---------------------------------------------------
            Carolina Power & Light Co., 1st Mtg. Bond, 6.80%,
  2,000,000 8/15/2007                                                2,070,738
            ---------------------------------------------------
            National Rural Utilities Cooperative Finance Corp.,
  2,000,000 Sr. Note, 6.75%, 9/1/2001                                2,038,284
            ---------------------------------------------------


SOUTHTRUST VULCAN BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
            UTILITIES--CONTINUED
 ---------------------------------------------------------------
 $5,000,000 Pacific Bell, Note, 6.125%, 2/15/2008                  $  4,942,750
            ----------------------------------------------------   ------------
             Total                                                   14,302,237
            ----------------------------------------------------   ------------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $41,214,345)     42,272,106
            ----------------------------------------------------   ------------
 GOVERNMENT AGENCIES--14.7%
 ---------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION--10.0%
            ----------------------------------------------------
  3,500,000 6.52%, 1/2/2002                                           3,577,123
            ----------------------------------------------------
  5,000,000 7.225%, 5/17/2005                                         5,136,560
            ----------------------------------------------------
  1,420,154 8.00%, 1/1/2007                                           1,465,073
            ----------------------------------------------------
  1,154,779 9.50%, 2/15/2020                                          1,247,415
            ----------------------------------------------------   ------------
             Total                                                   11,426,171
            ----------------------------------------------------   ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.7%
            ----------------------------------------------------
  2,085,000 7.35%, 3/22/2006                                          2,112,678
            ----------------------------------------------------
  2,000,000 8.50%, 2/1/2005                                           2,071,352
            ----------------------------------------------------
  1,164,684 10.00%, 1/1/2020                                          1,263,682
            ----------------------------------------------------   ------------
             Total                                                    5,447,712
            ----------------------------------------------------   ------------
             TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
            $16,780,390)                                             16,873,883
            ----------------------------------------------------   ------------
 U.S. TREASURY--42.0%
 ---------------------------------------------------------------
            U.S. TREASURY BONDS--20.6%
            ----------------------------------------------------
  5,000,000 6.00%, 2/15/2026                                          4,989,065
            ----------------------------------------------------
  1,125,000 7.25%, 5/15/2004                                          1,212,540
            ----------------------------------------------------
  4,000,000 7.25%, 5/15/2016                                          4,543,752
            ----------------------------------------------------
  5,000,000 7.25%, 8/15/2022                                          5,764,065
            ----------------------------------------------------
  4,000,000 7.50%, 11/15/2016                                         4,653,752
            ----------------------------------------------------
  1,000,000 7.875%, 2/15/2021                                         1,224,688
            ----------------------------------------------------
  1,000,000 8.00%, 11/15/2021                                         1,243,751
            ----------------------------------------------------   ------------
             Total                                                   23,631,613
            ----------------------------------------------------   ------------


SOUTHTRUST VULCAN BOND FUND
-------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT OR
   SHARES                                                             VALUE
 ---------- ----------------------------------------------------   ------------
 U.S. TREASURY--CONTINUED
 ---------------------------------------------------------------
            U.S. TREASURY NOTES--21.4%
            ----------------------------------------------------
 $1,000,000 5.50%, 4/15/2000                                       $    998,438
            ----------------------------------------------------
  1,000,000 5.875%, 7/31/1999                                         1,003,438
            ----------------------------------------------------
  1,250,000 6.00%, 8/15/1999                                          1,256,641
            ----------------------------------------------------
  2,000,000 6.125%, 9/30/2000                                         2,023,126
            ----------------------------------------------------
  3,000,000 6.25%, 10/31/2001                                         3,055,314
            ----------------------------------------------------
  2,000,000 6.25%, 2/15/2003                                          2,047,502
            ----------------------------------------------------
  2,750,000 6.375%, 3/31/2001                                         2,804,142
            ----------------------------------------------------
  3,000,000 6.50%, 5/15/2005                                          3,131,253
            ----------------------------------------------------
  1,500,000 6.50%, 8/15/2005                                          1,566,564
            ----------------------------------------------------
  3,000,000 6.625%, 5/15/2007                                         3,182,814
            ----------------------------------------------------
  1,125,000 7.25%, 8/15/2004                                          1,215,001
            ----------------------------------------------------
  1,125,000 7.50%, 2/15/2005                                          1,235,040
            ----------------------------------------------------
  1,000,000 8.00%, 5/15/2001                                          1,065,312
            ----------------------------------------------------   ------------
             Total                                                   24,584,585
            ----------------------------------------------------   ------------
             TOTAL U.S. TREASURY (IDENTIFIED COST $45,875,537)       48,216,198
            ----------------------------------------------------   ------------
 SHORT-TERM INVESTMENT--4.8%
 ---------------------------------------------------------------
            MUTUAL FUND--4.8%
            ----------------------------------------------------
            AIM Short-Term Investment Co. Prime Portfolio (AT
  5,465,705 NET ASSET VALUE)                                          5,465,705
            ----------------------------------------------------   ------------
             TOTAL INVESTMENTS (IDENTIFIED COST $109,335,977)(A)   $112,827,892
            ----------------------------------------------------   ------------

(a) The cost of investments for federal tax purposes amounts to $109,335,977. The net unrealized appreciation of investments on a federal tax basis amounts to $3,491,915 which is comprised of $3,710,666 appreciation and $218,751 depreciation at April 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($114,650,313) at April 30, 1998.

(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN STOCK FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998
--------------------------------------------------------------------------------

  SHARES                                             VALUE
 --------- ------------------------------------   ------------
 COMMON STOCKS--97.9%
 ----------------------------------------------
           CAPITAL GOODS--13.2%
           ------------------------------------
   150,000 Allied-Signal, Inc.                    $  6,571,875
           ------------------------------------
    87,500 Honeywell, Inc.                           8,148,438
           ------------------------------------
   220,000 Ingersoll-Rand Co.                       10,133,750
           ------------------------------------
   226,000 (a)Jacobs Engineering Group, Inc.         7,542,750
           ------------------------------------
   144,800 (a)Litton Industries, Inc.                8,688,000
           ------------------------------------
    78,000 United Technologies Corp.                 7,678,125
           ------------------------------------
   145,200 (a)Wolverine Tube, Inc.                   5,717,250
               Total                                  54,480,188
  CONSUMER CYCLICAL -17.8%
315,000     Deluxe Corp.                              10,552,500
122,500     (a)Federated Department Stores, Inc.      6,025,469
120,000     Goodyear Tire & Rubber Co.                8,400,000
           ------------------------------------
    87,000 Home Depot, Inc.                          6,057,375
           ------------------------------------
   200,000 Liz Claiborne, Inc.                       9,837,500
           ------------------------------------
   146,200 (a)Meadowcraft, Inc.                      2,284,375
           ------------------------------------
   310,000 (a)Office Depot, Inc.                    10,268,750
           ------------------------------------
   125,000 Sherwin-Williams Co.                      4,453,125
           ------------------------------------
   255,000 (a)Toys 'R' Us, Inc.                      7,028,437
           ------------------------------------
   490,000 (a)U.S. Office Products Co.               8,666,875
           ------------------------------------   ------------
            Total                                   73,574,406
           ------------------------------------   ------------
           CONSUMER STAPLES--9.3%
           ------------------------------------
   105,000 Crown Cork & Seal Co., Inc.               5,466,562
           ------------------------------------
   355,000 Dial Corp.                                8,653,125
           ------------------------------------
   177,000 PepsiCo, Inc.                             7,024,687
           ------------------------------------
   303,200 Philip Morris Cos., Inc.                 11,313,150
           ------------------------------------
   216,900 Richfood Holdings, Inc.                   5,951,194
           ------------------------------------   ------------
            Total                                   38,408,718
           ------------------------------------   ------------


SOUTHTRUST VULCAN STOCK FUND
--------------------------------------------------------------------------------

  SHARES                                              VALUE
 --------- -------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 -----------------------------------------------
           ENERGY--6.8%
           -------------------------------------
   120,000 Coastal Corp.                           $  8,572,500
           -------------------------------------
    90,000 Mobil Corp.                                7,110,000
           -------------------------------------
   140,000 (a)Sante Fe International Corp.            5,486,250
           -------------------------------------
   190,000 USX Marathon Group                         6,804,375
           -------------------------------------   ------------
            Total                                    27,973,125
           -------------------------------------   ------------
           FINANCE--14.5%
           -------------------------------------
   167,400 Ace, Ltd., ADR                             6,340,275
           -------------------------------------
    92,200 Bank of New York Co., Inc.                 5,445,562
           -------------------------------------
    55,000 Chase Manhattan Corp.                      7,620,938
           -------------------------------------
   170,000 Federal National Mortgage Association     10,178,750
           -------------------------------------
   152,000 KeyCorp                                    6,032,500
           -------------------------------------
   107,000 NationsBank Corp.                          8,105,250
           -------------------------------------
   148,250 Old Republic International Corp.           6,708,313
           -------------------------------------
    80,000 Reliastar Financial Corp.                  3,650,000
           -------------------------------------
   116,250 SunAmerica, Inc.                           5,805,234
           -------------------------------------   ------------
            Total                                    59,886,822
           -------------------------------------   ------------
           HEALTH CARE--12.9%
           -------------------------------------
    46,000 American Home Products Corp.               4,283,750
           -------------------------------------
    84,000 Bristol-Myers Squibb Co.                   8,893,500
           -------------------------------------
   260,000 (a)Humana, Inc.                            7,020,000
           -------------------------------------
    90,000 Johnson & Johnson                          6,423,750
           -------------------------------------
    48,000 Merck & Co., Inc.                          5,784,000
           -------------------------------------
   265,000 (a)Phycor, Inc.                            6,028,750
           -------------------------------------
   186,240 (a)Tenet Healthcare Corp.                  6,972,360
           -------------------------------------
   110,000 United Healthcare Corp.                    7,727,500
           -------------------------------------   ------------
            Total                                    53,133,610
           -------------------------------------   ------------
           MISCELLANEOUS--1.3%
           -------------------------------------
   146,800 (a)AccuStaff, Inc.                         5,266,450
           -------------------------------------   ------------


SOUTHTRUST VULCAN STOCK FUND
--------------------------------------------------------------------------------

  SHARES                                                              VALUE
 --------- -----------------------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ---------------------------------------------------------------
           TECHNOLOGY--16.8%
           -----------------------------------------------------
   300,000 Compaq Computer Corp.                                   $  8,418,750
           -----------------------------------------------------
   200,000 Electronic Data Systems Corp.                              8,600,000
           -----------------------------------------------------
   265,000 First Data Corp., Class                                    8,976,875
           -----------------------------------------------------
   163,400 Harris Corp.                                               7,904,475
           -----------------------------------------------------
    64,000 Hewlett-Packard Co.                                        4,820,000
           -----------------------------------------------------
    48,000 Intel Corp.                                                3,879,000
           -----------------------------------------------------
    92,000 International Business Machines Corp.                     10,660,500
           -----------------------------------------------------
   254,600 (a)Sun Microsystems, Inc.                                 10,486,338
           -----------------------------------------------------
   200,000 (a)Symantec Corp.                                          5,800,000
           -----------------------------------------------------   ------------
            Total                                                    69,545,938
           -----------------------------------------------------   ------------
           TELECOMMUNICATION SERVICES--4.6%
           -----------------------------------------------------
    73,500 Bell Atlantic Corp.                                        6,876,844
           -----------------------------------------------------
   138,000 GTE Corp.                                                  8,064,375
           -----------------------------------------------------
    59,800 Sprint Corp.                                               4,085,088
           -----------------------------------------------------   ------------
            Total                                                    19,026,307
           -----------------------------------------------------   ------------
           UTILITIES--0.7%
           -----------------------------------------------------
   111,200 Entergy Corp.                                              2,766,100
           -----------------------------------------------------   ------------
            TOTAL COMMON STOCKS (IDENTIFIED COST $300,728,222)      404,061,664
           -----------------------------------------------------   ------------
 MUTUAL FUND--2.0%
 ---------------------------------------------------------------
           AIM Short-Term Investment Co. Prime Portfolio (AT NET
 8,063,495 ASSET VALUE)                                               8,063,495
           -----------------------------------------------------   ------------
            TOTAL INVESTMENTS (IDENTIFIED COST $308,791,717)(B)    $412,125,159
           -----------------------------------------------------   ------------

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $308,913,566. The net unrealized appreciation of investments on a federal tax basis amounts to $103,211,593 which is comprised of $104,673,899 appreciation and $1,462,306 depreciation at April 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($412,856,534) at April 30, 1998.

The following acronym is used throughout this portfolio:

ADR--American Depository Receipt

(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   ------------
 CORPORATE BONDS--35.6%
 ---------------------------------------------------------------
            CHEMICALS--5.0%
            ----------------------------------------------------
 $1,000,000 Praxair, Inc., Note, 6.15%, 4/15/2003                  $    994,480
            ----------------------------------------------------
  1,000,000 Solutia, Inc., Note, 6.50%, 10/15/2002                    1,006,590
            ----------------------------------------------------   ------------
             Total                                                    2,001,070
            ----------------------------------------------------   ------------
            CONSUMER NON-DURABLES--4.0%
            ----------------------------------------------------
  1,000,000 Philip Morris Cos., Inc., Note, 7.625%, 5/15/2002         1,042,605
            ----------------------------------------------------
    500,000 Procter & Gamble Co., Deb., 8.70%, 8/1/2001                 540,333
            ----------------------------------------------------   ------------
             Total                                                    1,582,938
            ----------------------------------------------------   ------------
            CONSUMER SERVICES--5.0%
            ----------------------------------------------------
  1,000,000 Service Corp. International, Note, 6.30%, 3/15/2003         999,902
            ----------------------------------------------------
  1,000,000 Service Corp. International, Note, 6.375%, 10/1/2000      1,005,653
            ----------------------------------------------------   ------------
             Total                                                    2,005,555
            ----------------------------------------------------   ------------
            ENERGY--2.5%
            ----------------------------------------------------
  1,000,000 Amoco Corp., Company Guarantee, 6.25%, 10/15/2004         1,008,500
            ----------------------------------------------------   ------------
            FINANCIAL SERVICES--10.3%
            ----------------------------------------------------
            Ford Motor Credit Corp., Unsecd. Note, 8.20%,
  1,000,000 2/15/2002                                                 1,066,377
            ----------------------------------------------------
            General Motors Acceptance Corp., Note, 6.625%,
  1,000,000 10/1/2002                                                 1,015,766
            ----------------------------------------------------
  1,000,000 IBM Credit Corp., Note, 6.80%, 5/22/2001                  1,007,958
            ----------------------------------------------------
  1,000,000 Merrill Lynch & Co., Inc., Note, 8.375%, 2/9/2000         1,040,448
            ----------------------------------------------------   ------------
             Total                                                    4,130,549
            ----------------------------------------------------   ------------
            MANUFACTURING--2.5%
            ----------------------------------------------------
  1,000,000 Sony Corp., Bond, 6.125%, 3/4/2003                          999,697
            ----------------------------------------------------   ------------
            RETAIL--1.3%
            ----------------------------------------------------
            Dillard Department Stores, Inc., Note, 7.375%,
    500,000 6/15/1999                                                   507,902
            ----------------------------------------------------   ------------
            UTILITIES--5.0%
            ----------------------------------------------------
            New England Telephone & Telegraph, Deb., 6.375%,
  1,000,000 9/1/2008                                                    982,585
            ----------------------------------------------------


SOUTHTRUST VULCAN INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
            UTILITIES--CONTINUED
            ----------------------------------------------------
 $1,000,000 Pacific Telephone & Telegraph, Deb., 6.50%, 7/1/2003   $  1,001,426
            ----------------------------------------------------   ------------
             Total                                                    1,984,011
            ----------------------------------------------------   ------------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $14,028,172)     14,220,222
            ----------------------------------------------------   ------------
 GOVERNMENT AGENCIES--23.7%
 ---------------------------------------------------------------
            FEDERAL HOME LOAN BANK--5.1%
            ----------------------------------------------------
  2,000,000 7.00%, 11/13/2007                                         2,030,196
            ----------------------------------------------------   ------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION--5.1%
            ----------------------------------------------------
  2,000,000 7.225%, 5/17/2005                                         2,054,624
            ----------------------------------------------------   ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--13.5%
            ----------------------------------------------------
  2,000,000 6.44%, 6/21/2005                                          2,062,120
            ----------------------------------------------------
  1,775,000 6.59%, 5/16/2002                                          1,818,848
            ----------------------------------------------------
  1,500,000 7.80%, Medium Term Note, 2/21/2007                        1,525,508
            ----------------------------------------------------   ------------
             Total                                                    5,406,476
            ----------------------------------------------------   ------------
             TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
            $9,461,578)                                               9,491,296
            ----------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--36.8%
 ---------------------------------------------------------------
            U.S. TREASURY BOND--2.7%
            ----------------------------------------------------
  1,000,000 7.25%, 5/15/2004                                          1,077,813
            ----------------------------------------------------   ------------
            U.S. TREASURY NOTE--34.1%
            ----------------------------------------------------
  1,000,000 8.00%, 8/15/1999                                          1,029,688
            ----------------------------------------------------
  1,000,000 7.75%, 2/15/2001                                          1,054,060
            ----------------------------------------------------
  1,000,000 7.50%, 11/15/2001                                         1,058,126
            ----------------------------------------------------
  1,000,000 7.50%, 10/31/1999                                         1,026,563
            ----------------------------------------------------
  1,000,000 7.125%, 2/29/2000                                         1,026,251
            ----------------------------------------------------
  1,500,000 6.875%, 3/31/2000                                         1,534,220
            ----------------------------------------------------
  1,500,000 6.75%, 6/30/1999                                          1,519,689
            ----------------------------------------------------
  1,000,000 6.50%, 10/15/2006                                         1,048,751
            ----------------------------------------------------
  1,000,000 6.50%, 8/31/2001                                          1,025,313
            ----------------------------------------------------
  1,000,000 6.375%, 3/31/2001                                         1,019,688
            ----------------------------------------------------


SOUTHTRUST VULCAN INCOME FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                              VALUE
 ---------- -----------------------------------------------------   -----------
 U.S. TREASURY OBLIGATIONS--CONTINUED
 ----------------------------------------------------------------
            U.S. TREASURY NOTE--CONTINUED
            -----------------------------------------------------
 $1,000,000 6.375%, 1/15/2000                                       $ 1,012,188
            -----------------------------------------------------
  1,250,000 6.25%, 8/31/2000                                          1,267,577
            -----------------------------------------------------   -----------
             Total                                                   13,622,114
            -----------------------------------------------------   -----------
             TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
            $14,500,664)                                             14,699,927
            -----------------------------------------------------   -----------
 MUTUAL SHARES FUND--2.3%
 ----------------------------------------------------------------
            AIM Short-Term Investment Co. Prime Portfolio (AT NET
    936,474 ASSET VALUE)                                                936,474
            -----------------------------------------------------   -----------
             TOTAL INVESTMENTS (IDENTIFIED COST $38,926,888)(A)     $39,347,919
            -----------------------------------------------------   -----------

(a) The cost of investments for federal tax purposes amounts to $38,926,888. The net unrealized appreciation of investments on a federal tax basis amounts to $421,031 which is comprised of $475,197 appreciation and $54,166 depreciation at April 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($39,968,956) at April 30, 1998.

(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998
--------------------------------------------------------------------------------

                                            TREASURY
                                          OBLIGATIONS
                                             MONEY         BOND           STOCK          INCOME
                                          MARKET FUND      FUND            FUND           FUND
----------------------------------------  ------------ ------------    ------------    -----------
ASSETS:
----------------------------------------
Investments in repurchase agreements      $372,256,000 $    --         $    --         $   --
----------------------------------------
Investments in securities                  237,033,531  112,827,892     412,125,159     39,347,919
----------------------------------------  ------------ ------------    ------------    -----------
  Total investments in securities, at
value                                     $609,289,531 $112,827,892    $412,125,159    $39,347,919
----------------------------------------  ------------ ------------    ------------    -----------
Cash                                               525           10           1,000        --
----------------------------------------
Income receivable                              289,551    1,797,296         279,109        661,195
----------------------------------------
Receivable for investments sold             24,512,052      --           13,957,697        --
----------------------------------------
Receivable for shares sold                     --            99,718         114,992          4,433
----------------------------------------
Deferred organizational costs                  --           --              --              13,203
----------------------------------------  ------------ ------------    ------------    -----------
  Total assets                             634,091,659  114,724,916     426,477,957     40,026,750
----------------------------------------  ------------ ------------    ------------    -----------
LIABILITIES:
----------------------------------------
Payable for investments purchased              --           --           13,255,644        --
----------------------------------------
Payable for shares redeemed                    --            27,166         249,046         30,220
----------------------------------------
Payable to Bank                                --           --              --                 240
----------------------------------------
Income distribution payable                  2,114,621      --              --             --
----------------------------------------
Accrued expenses                               108,256       47,437         116,733         27,334
----------------------------------------  ------------ ------------    ------------    -----------
  Total liabilities                          2,222,877       74,603      13,621,423         57,794
----------------------------------------  ------------ ------------    ------------    -----------
NET ASSETS CONSIST OF:
----------------------------------------
Paid in capital                            631,868,782  110,811,242     275,101,481     41,145,479
----------------------------------------
Net unrealized appreciation                    --         3,491,914     103,333,442        421,031
(depreciation) of investments
----------------------------------------
Accumulated net realized gain (loss) on        --           211,130      34,364,117     (1,634,514)
investments
----------------------------------------
Undistributed net investment income            --           136,027          57,494         36,960
----------------------------------------  ------------ ------------    ------------    -----------
  Total Net Assets                        $631,868,782 $114,650,313    $412,856,534    $39,968,956
----------------------------------------  ------------ ------------    ------------    -----------
Shares Outstanding                         631,868,782   11,027,964      21,674,634      4,072,286
----------------------------------------  ------------ ------------    ------------    -----------
NET ASSET VALUE PER SHARE:
(Net Assets / Shares Outstanding)         $       1.00 $      10.40    $      19.05    $      9.81
----------------------------------------  ------------ ------------    ------------    -----------
Offering Price Per Share(a)                    --      $      10.78(b) $      19.95(c) $     10.17(b)
----------------------------------------  ------------ ------------    ------------    -----------
Redemption Proceeds Per Share(a)               --      $      10.30(d) $      18.86(d) $      9.71(d)
----------------------------------------  ------------ ------------    ------------    -----------
Investments, at identified cost                --       109,335,977     308,791,717     38,926,888
----------------------------------------  ------------ ------------    ------------    -----------
Investments, at tax cost                       --       109,335,977     308,913,566     38,926,888
----------------------------------------  ------------ ------------    ------------    -----------

(a) See "How to Purchase, Exchange and Redeem Shares" in the prospectus.
(b) Computation of offering price: 100/96.5 of net asset value.
(c) Computation of offering price: 100/95.5 of net asset value.
(d) Computation of redemption proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

                             TREASURY
                           OBLIGATIONS
                           MONEY MARKET     BOND         STOCK        INCOME
                               FUND         FUND          FUND         FUND
-------------------------  ------------  -----------  ------------  ----------
INVESTMENT INCOME:
-------------------------
Dividends                  $    --       $    --      $  4,897,709  $   --
-------------------------
Interest                    27,631,949     6,787,879       911,501   2,572,938
-------------------------  -----------   -----------  ------------  ----------
  Total income              27,631,949     6,787,879     5,809,210   2,572,938
-------------------------  -----------   -----------  ------------  ----------
EXPENSES:
-------------------------
Investment advisory fee      2,507,721       604,746     2,550,383     233,648
-------------------------
Administrative personnel       567,937       114,117       384,783      99,999
and services fee
-------------------------
Custodian fees                  47,696         8,463        27,950       4,091
-------------------------
Transfer and dividend           26,336        32,945        67,291      32,864
disbursing agent fees and
expenses
-------------------------
Directors'/Trustees' fees       17,544         3,369        10,921         807
-------------------------
Auditing fees                   10,031        11,226         8,990       8,700
-------------------------
Legal fees                      13,788         1,008         8,631       1,158
-------------------------
Portfolio accounting fees      100,899        43,076        79,324      50,925
-------------------------
Share registration costs        26,356        14,254        26,525      15,074
-------------------------
Printing and postage            15,046        12,779        17,753      10,877
-------------------------
Insurance premiums               5,645         4,535         3,299       3,696
-------------------------
Miscellaneous                    5,645         3,711        12,062       3,923
-------------------------  -----------   -----------  ------------  ----------
  Total expenses             3,344,644       854,229     3,197,912     465,762
-------------------------  -----------   -----------  ------------  ----------
Waivers--
-------------------------
Waiver of investment
advisory fee                  (959,228)       (5,747)      (10,794)   (116,824)
-------------------------
Waiver of administrative
personnel and services
fee                             --           --            --          (55,841)
-------------------------  -----------   -----------  ------------  ----------
  Total waivers               (959,228)       (5,747)      (10,794)   (172,665)
-------------------------  -----------   -----------  ------------  ----------
    Net expenses             2,385,416       848,482     3,187,118     293,097
-------------------------  -----------   -----------  ------------  ----------
      Net investment
income                      25,246,533     5,939,397     2,622,092   2,279,841
-------------------------  -----------   -----------  ------------  ----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
-------------------------
Net realized gain (loss)
on investments                  --         1,212,542    58,160,304     151,620
-------------------------
Change in unrealized
appreciation
(depreciation) of
investments                     --         2,922,962    42,808,715     369,670
-------------------------  -----------   -----------  ------------  ----------
  Net realized and
unrealized gain (loss) on
investments                     --         4,135,504   100,969,019     521,290
-------------------------  -----------   -----------  ------------  ----------
    Change in net assets
resulting from operations  $25,246,533   $10,074,901  $103,591,111  $2,801,131
-------------------------  -----------   -----------  ------------  ----------

(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               TREASURY OBLIGATIONS                   BOND
                                 MONEY MARKET FUND                    FUND
                          --------------------------------  --------------------------
                               YEAR ENDED APRIL 30,           YEAR ENDED APRIL 30,
                          --------------------------------  --------------------------
                               1998             1997            1998          1997
------------------------  ---------------  ---------------  ------------  ------------
INCREASE (DECREASE) IN
NET ASSETS:
------------------------
OPERATIONS--
------------------------
Net investment income     $    25,246,533  $    20,659,697  $  5,939,397  $  5,442,465
------------------------
Net realized gain (loss)
on investments                  --               --            1,212,542       (15,674)
------------------------
Net change in unrealized
appreciation
(depreciation)
of investments                  --               --            2,922,962      (288,699)
------------------------  ---------------  ---------------  ------------  ------------
  Change in net assets
  resulting from
  operations                   25,246,533       20,659,697    10,074,901     5,138,092
------------------------  ---------------  ---------------  ------------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS--
------------------------
Distributions from net
investment income             (25,246,533)     (20,659,697)   (5,914,468)   (5,678,876)
------------------------  ---------------  ---------------  ------------  ------------
  Change in net assets
   from distributions to
   shareholders               (25,246,533)     (20,659,697)   (5,914,468)   (5,678,876)
------------------------  ---------------  ---------------  ------------  ------------
SHARE TRANSACTIONS--
------------------------
Proceeds from sale of
shares                      1,160,628,263    1,208,046,850    32,780,331    32,302,907
------------------------
Net asset value of
shares issued to
shareholders
in payment of
distributions declared          1,286,356          629,753        27,482        28,092
------------------------
Cost of shares redeemed    (1,054,507,906)  (1,129,943,491)  (13,502,506)  (23,862,729)
------------------------  ---------------  ---------------  ------------  ------------
  Change in net assets
   resulting from share
   transactions               107,406,713       78,733,112    19,305,307     8,468,270
------------------------  ---------------  ---------------  ------------  ------------
    Change in net assets      107,406,713       78,733,112    23,465,740     7,927,486
------------------------
NET ASSETS:
------------------------
Beginning of period           524,462,069      445,728,957    91,184,573    83,257,087
------------------------  ---------------  ---------------  ------------  ------------
End of period             $   631,868,782  $   524,462,069  $114,650,313  $ 91,184,573
------------------------  ---------------  ---------------  ------------  ------------
Undistributed net
investment income
included
in net assets at the end
of the period             $      --        $      --        $    136,027  $    111,097
------------------------  ---------------  ---------------  ------------  ------------

(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    STOCK                      INCOME
                                    FUND                        FUND
                          --------------------------  -------------------------
                                 YEAR ENDED                  YEAR ENDED
                                  APRIL 30,                  APRIL 30,
                          --------------------------  -------------------------
                              1998          1997         1998          1997
------------------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN
NET ASSETS:
------------------------
OPERATIONS--
------------------------
Net investment income     $  2,622,092  $  3,102,284  $ 2,279,841  $  2,315,970
------------------------
Net realized gain (loss)
on investments              58,160,304    19,606,552      151,620    (1,685,387)
------------------------
Net change in unrealized
appreciation
(depreciation)
of investments              42,808,715    20,216,321      369,670     1,220,369
------------------------  ------------  ------------  -----------  ------------
  Change in net assets
  resulting from
  operations               103,591,111    42,925,157    2,801,131     1,850,952
------------------------  ------------  ------------  -----------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS--
------------------------
Distributions from net
investment income           (2,656,592)   (3,209,583)  (2,286,964)   (2,329,572)
------------------------
Distributions from net
realized gain on
investment transactions    (37,488,088)  (17,630,011)     --            --
------------------------  ------------  ------------  -----------  ------------
  Change in net assets
  from distributions to
  shareholders             (40,144,680)  (20,839,594)  (2,286,964)   (2,329,572)
------------------------  ------------  ------------  -----------  ------------
SHARE TRANSACTIONS--
------------------------
Proceeds from sale of
shares                      85,834,433    58,030,705    8,595,541    10,063,184
------------------------
Net asset value of
shares issued to
shareholders
in payment of
distributions declared      35,274,684    16,925,121      --            --
------------------------
Cost of shares redeemed    (44,363,740)  (28,797,907)  (7,738,354)  (49,133,533)
------------------------  ------------  ------------  -----------  ------------
  Change in net assets
   resulting from share
   transactions             76,745,377    46,157,919      857,187   (39,070,349)
------------------------  ------------  ------------  -----------  ------------
    Change in net assets   140,191,808    68,243,482    1,371,354   (39,548,969)
------------------------
NET ASSETS:
------------------------
Beginning of period        272,664,726   204,421,244   38,597,602    78,146,571
------------------------  ------------  ------------  -----------  ------------
End of period             $412,856,534  $272,664,726  $39,968,956  $ 38,597,602
------------------------  ------------  ------------  -----------  ------------
Undistributed net
investment income
included
in net assets at the end
of the period             $     57,494  $     91,994  $    36,960  $     44,083
------------------------  ------------  ------------  -----------  ------------

(See Notes which are an integral part of the Financial Statements)


                      [This Page Intentionally Left Blank]


SOUTHTRUST VULCAN FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                               NET
                                            REALIZED
                                               AND                              DISTRIBUTIONS
                      NET ASSET            UNREALIZED             DISTRIBUTIONS   FROM NET
                       VALUE,      NET     GAIN (LOSS) TOTAL FROM   FROM NET      REALIZED
                      BEGINNING INVESTMENT     ON      INVESTMENT  INVESTMENT      GAIN ON        TOTAL
YEAR ENDED APRIL 30,  OF PERIOD   INCOME   INVESTMENTS OPERATIONS    INCOME      INVESTMENTS  DISTRIBUTIONS
--------------------  --------- ---------- ----------- ---------- ------------- ------------- -------------
TREASURY OBLIGATIONS
MONEY MARKET FUND
1993(a)                $ 1.00      0.03        --         0.03        (0.03)         --           (0.03)
1994                   $ 1.00      0.03        --         0.03        (0.03)         --           (0.03)
1995                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1996                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1997                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1998                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
BOND FUND
1993(a)                $10.00      0.66        0.69       1.35        (0.62)        (0.02)        (0.64)
1994                   $10.71      0.63       (0.58)      0.05        (0.65)        (0.07)        (0.72)
1995                   $10.04      0.61       (0.09)      0.52        (0.61)         --           (0.61)
1996                   $ 9.95      0.59        0.03       0.62        (0.56)         --           (0.56)
1997                   $10.01      0.61       (0.03)      0.58        (0.64)         --           (0.64)
1998                   $ 9.95      0.60        0.45       1.05        (0.60)         --           (0.60)
STOCK FUND
1993(a)                $10.00      0.19        0.35       0.54        (0.18)         --           (0.18)
1994                   $10.36      0.19       (0.28)     (0.09)       (0.19)         --           (0.19)
1995                   $10.08      0.20        1.43       1.63        (0.20)         --           (0.20)
1996                   $11.51      0.23        3.33       3.56        (0.23)        (0.44)        (0.67)
1997                   $14.40      0.20        2.59       2.79        (0.21)        (1.17)        (1.38)
1998                   $15.81      0.15        5.26       5.41        (0.15)        (2.02)        (2.17)
INCOME FUND
1996(e)                $10.00      0.16       (0.25)     (0.09)       (0.14)         --           (0.14)
1997                   $ 9.77      0.56       (0.09)      0.47        (0.56)         --           (0.56)
1998                   $ 9.68      0.58        0.13       0.71        (0.58)         --           (0.58)

(a) Reflects operations for the period from May 8, 1992 (date of initial public investment) to April 30, 1993.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Computed on an annualized basis.
(e) Reflects operations for the period from January 10, 1996 (date of initial public investment) to April 30, 1996.
(f) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commisssions were charged.




                        RATIOS TO AVERAGE NET ASSETS
NET ASSET            -------------------------------------  NET ASSETS,             AVERAGE
 VALUE,                            NET         EXPENSE        END OF     PORTFOLIO COMMISSION
 END OF      TOTAL              INVESTMENT  REIMBURSEMENT/    PERIOD     TURNOVER     RATE
 PERIOD    RETURN(B) EXPENSES     INCOME      WAIVER(C)    (000 OMITTED)   RATE     PAID(F)
---------  --------- --------   ----------  -------------- ------------- --------- ----------
 $ 1.00       2.93%    0.39%(d)    2.93%(d)      0.36%(d)    $194,771       --         --
 $ 1.00       2.83%    0.40%       2.81%         0.33%       $278,924       --         --
 $ 1.00       4.62%    0.43%       4.56%         0.30%       $314,200       --         --
 $ 1.00       5.26%    0.48%       5.11%         0.22%       $445,729       --         --
 $ 1.00       4.88%    0.51%       4.78%         0.20%       $524,462       --         --
 $ 1.00       5.14%    0.48%       5.03%         0.19%       $631,869       --         --
 $10.71      13.44%    0.39%(d)    6.53%(d)      0.59%(d)    $ 25,989        19%       --
 $10.04       0.33%    0.51%       5.97%         0.58%       $ 32,767         6%       --
 $ 9.95       5.41%    0.75%       6.29%         0.28%       $ 76,409        48%       --
 $10.01       6.78%    0.87%       6.28%         0.08%       $ 83,257        28%       --
 $ 9.95       5.98%    0.86%       6.18%         0.05%       $ 91,185        63%       --
 $10.40      10.80%    0.84%       5.88%         0.01%       $114,650       107%       --
 $10.36       5.54%    0.39%(d)    1.91%(d)      0.74%(d)    $ 30,935        34%       --
 $10.08      (0.90%)   0.48%       1.82%         0.69%       $ 37,114        46%       --
 $11.51      16.36%    0.74%       1.95%         0.39%       $138,281        57%       --
 $14.40      31.51%    0.87%       1.75%         0.11%       $204,421        39%    $0.0747
 $15.81      19.99%    0.94%       1.33%         0.03%       $272,665        27%    $0.0747
 $19.05      36.39%    0.94%       0.77%         0.00%       $412,857        75%    $0.0570
 $ 9.77      (0.93%)   0.85%(d)    5.30%(d)      0.05%(d)    $ 78,147        61%       --
 $ 9.68       4.90%    0.92%       5.59%         0.32%       $ 38,598       112%       --
 $ 9.81       7.46%    0.75%       5.86%         0.44%       $ 39,969       112%       --


SOUTHTRUST VULCAN FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998
-------------------------------------------------------------------------------

(1) ORGANIZATION

SouthTrust Vulcan Funds (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company consists of four diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

       PORTFOLIO NAME                       INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  Treasury Obligations To provide as high a level of current interest Money
  Market Fund income as is consistent with maintaining liquidity ("Treasury
  Obligations") and stability of principal.
--------------------------------------------------------------------------------
  Bond                      Fund ("Bond") To provide a level of total return
                            consistent with a portfolio of high-quality debt
                            securities.
--------------------------------------------------------------------------------
  Stock                     Fund ("Stock") To provide long-term capital
                            appreciation, with income a secondary consideration.
--------------------------------------------------------------------------------
  Income Fund ("Income")    To provide current income.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.


  INVESTMENT VALUATIONS--U.S. government securities are generally valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Listed corporate bonds, (other fixed-income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. For Treasury Obligations, the use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Company, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Company to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Company to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Company will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Company's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Company could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Company's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At April 30, 1998, the Company, for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Company's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Company of any liability for federal tax.

  Pursuant to the Code, such capital loss carryforwards will expire as follows:

                EXPIRATION YEAR
                ---------------- TOTAL TAX LOSS
   FUND           2005     2006   CARRYFORWARD
   -----------  --------- ------ --------------
   Income Fund  1,561,092 73,422   1,634,514
   -----------

  Additionally, net capital losses of $19,052 attributable to security transactions incurred after October 31, 1997, are treated as arising on May 1, 1998, the first day of the Fund's next taxable year.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Company may engage in when-issued or delayed delivery transactions. The Company records when- issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.


--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST
The Master Trust Agreement permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value of $0.001). Transactions in shares were as follows:


                                                  YEAR ENDED APRIL 30,
                        ------------------------------------------------------------------------------
                                        1998                                    1997
                        --------------------------------------  --------------------------------------
                           TREASURY                                TREASURY
                         OBLIGATIONS       BOND       STOCK      OBLIGATIONS       BOND       STOCK
----------------------  --------------  ----------  ----------  --------------  ----------  ----------
Shares sold              1,160,628,263   3,180,087   4,743,525   1,208,046,850   3,223,005   3,804,196
----------------------
Shares issued to
shareholders in
payment of
distributions declared       1,286,356       2,667   2,137,883         629,753       2,805   1,120,754
----------------------
Shares redeemed         (1,054,507,906) (1,320,806) (2,451,001) (1,129,943,491) (2,374,300) (1,875,843)
----------------------  --------------  ----------  ----------  --------------  ----------  ----------
  Net change resulting
  from share
  transactions             107,406,713   1,861,948   4,430,407      78,733,112     851,510   3,049,107
----------------------  --------------  ----------  ----------  --------------  ----------  ----------

                              YEAR ENDED     YEAR ENDED
                            APRIL 30, 1998 APRIL 30, 1997
                            -------------- --------------
                                INCOME         INCOME
--------------------------- -------------- --------------
Shares sold                     876,213       1,031,600
---------------------------
Shares redeemed                (789,401)     (5,045,822)
---------------------------    --------      ----------
  Net change resulting from
  share transactions             86,812      (4,014,222)
---------------------------    --------      ----------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--SouthTrust Bank, N.A., the Company's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as shown below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

                      ANNUAL
FUND                   RATE
--------------------   ----
TREASURY OBLIGATIONS   0.50%
--------------------
BOND                   0.60%
--------------------
STOCK                  0.75%
--------------------
INCOME                 0.60%
--------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Company with certain administrative personnel and services. The fee is based on the level of average aggregate net assets of the Company for the period. FAS may voluntarily choose to waive a portion of its fee.


-------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Company. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Company's accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers of the Company are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended April 30, 1998, were as follows:

FUND     PURCHASES      SALES
------  ------------ ------------
BOND    $119,754,067 $105,008,097
------  ------------ ------------
STOCK   $290,289,675 $244,290,338
------  ------------ ------------
INCOME  $ 42,994,023 $ 42,466,644
------  ------------ ------------

(6) YEAR 2000

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
-------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

SOUTHTRUST VULCAN FUNDS

We have audited the accompanying statements of assets and liabilities of Vulcan Treasury Obligations Money Market Fund, Vulcan Bond Fund, Vulcan Stock Fund and Vulcan Income Fund (investment portfolios of Southtrust Vulcan Funds, a Massachusetts business trust), including the schedules of portfolios investments, as of April 30, 1998, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Vulcan Treasury Obligations Money Market Fund, Vulcan Bond Fund, Vulcan Stock Fund and Vulcan Income Fund (investment portfolios of SouthTrust Vulcan Funds) as of April 30, 1998, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania,

June 5, 1998



TRUSTEES                             OFFICERS
--------------------------------------------------------------------------------

Charles G. Brown, III                William O. Vann
Russell W. Chambliss                   Chairman
Thomas M. Grady                      Edward C. Gonzales
                                    President and Treasurer
Billy L. Harbert, Jr.            C. Christine Thomson

William O. Vann                    Vice President and Assistant Treasurer
                                     Peter J. Germain
                                       Secretary
                                     C. Todd Gibson
                                       Assistant Secretary



MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Company's prospectus, which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.



Investment Adviser:                        Cusip 844734202
SouthTrust                                 Cusip 844734301
Bank [LOGO]                                Cusip 844734103
       N.A.                                Cusip 844734400
                                           G00859-01 (6/98)







                        SOUTHTRUST VULCAN FUNDS APPENDIX

A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath the graphic presentation. The SouthTrust Vulcan Bond Fund is represented by a solid line, whereas the Lehman Brothers Intermediate Government/Corporate Index ("LBIG/C") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the SouthTrust Vulcan Bond Fund for the period from May 8, 1992 (start of performance) to April 30, 1998. The "y" axis reflects the cost of the investment ranging from $9,000 to $16,000. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the SouthTrust Vulcan Bond Fund as compared to LBIG/C, the ending values are $14,441 and $15,109, respectively. Beneath the list of components that correspond to the line graph are the following average annual total return data for the SouthTrust Vulcan Bond Fund. Total return figures for the one-year, five year and start of performance-to-date are 6.93%, 5.05% and 6.44%, respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.

A2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath the graphic presentation. The SouthTrust Vulcan Stock Fund is represented by a solid line, whereas the Standard & Poor's 500 Index ("S&P") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the SouthTrust Vulcan Stock Fund for the period from May 8, 1992 (start of performance) to April 30, 1998. The "y" axis reflects the cost of the investment ranging from $8,000 to $33,000. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the SouthTrust Vulcan Stock Fund as compared to S&P, the ending values are $25,014 and $31,014 respectively. Beneath the list of components that correspond to the line graph are the following average annual total return data for the SouthTrust Vulcan Stock Fund. Total return figures for the one-year, five year and start of performance-to-date are 30.29%, 18.83% and 16.57%, respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.

A3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath the graphic presentation. The SouthTrust Vulcan Income Fund is represented by a solid line, whereas the Merrill Lynch Corporate/Government 1-5 Year Index ("MLC/G 1-5") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the SouthTrust Vulcan Income Fund for the period from January 10, 1996 (start of performance) to April 30, 1998. The "y" axis reflects the cost of the investment ranging from $9,000 to $12,000. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the SouthTrust Vulcan Income Fund as compared to MLC/G 1-5, the ending values are $10,777 and $11,438, respectively. Beneath the list of components that correspond to the line graph are the following average annual total return data for the SouthTrust Vulcan Income Fund. Total return figures for the one-year and start of performance-to-date periods are 3.71%, and 3.30%, respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.